Trade and other receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
Current assets	€m	€m
Trade receivables	94.7	92.3
Prepayments and accrued income	10.1	8.0
Other receivables	19.7	26.1
Tax receivable	22.6	9.3
Total current trade and other receivables	147.1	135.7
Non-current assets
Other receivables	4.3	0.4
Total non-current trade and other receivables	4.3	0.4
Total trade and other receivables	151.4	136.1

Trade receivables, prepayments and other receivables, except for those defined as non-current, are expected to be recovered in less than 12 months. Other receivables includes VAT receivable.
The ageing of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2017	€m	€m	€m
Not past due	243.4	—	243.4
Past due less than 1 month	35.6	(0.7)	34.9
Past due 1 to 3 months	4.8	(0.3)	4.5
Past due 3 to 6 months	0.2	(0.2)	—
Past due more than 6 months	5.3	(4.9)	0.4
Sub-total	289.3	(6.1)	283.2
Reduction in trade-terms*			(188.5)
Total trade receivables			94.7
	Gross	Impaired	Net
December 31, 2016	€m	€m	€m
Not past due	229.4	—	229.4
Past due less than 1 month	9.8	(0.1)	9.7
Past due 1 to 3 months	0.9	(0.2)	0.7
Past due 3 to 6 months	0.9	(0.1)	0.8
Past due more than 6 months	6.3	(6.0)	0.3
Sub-total	247.3	(6.4)	240.9
Reduction in trade-terms*			(148.6)
Total trade receivables			92.3
* Refer to Note 4(a). Reduction in trade term amounts are primarily not past due.
All impaired trade receivables have been provided to the extent that they are believed not to be recoverable.
The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Company does not hold any collateral as security.